SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

9.           SHORT-TERM INVESTMENTS

The Company's short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Company. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions.

The debt securities are classified as available-for-sale investments and are reported at fair value, with any unrealized holding gains or losses, net of the related tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive income (loss) until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

Short-term investments are valued based on the expected return provided by the issuer. The short-term investments are categorized in Level 2 of the fair value hierarchy, the fair value of the short-term investments approximates the book value and there was no gross unrealized gains or losses as these investments were made on December 31, 2019.